Share capital - Detail of Share Capital Transactions (Details)																							12 Months Ended			24 Months Ended
	Dec. 18, 2020 EUR (€) shares	Dec. 18, 2020 $ / shares	Dec. 16, 2020 EUR (€) € / shares shares	Dec. 16, 2020 $ / shares	Jul. 28, 2020 EUR (€) shares	Jul. 27, 2020 EUR (€) shares	Jun. 30, 2020 EUR (€)	Jun. 29, 2020 EUR (€)	Jun. 26, 2020 EUR (€)	Jun. 24, 2020 EUR (€)	Mar. 06, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares	Jul. 17, 2019 EUR (€) shares	Jun. 28, 2019 EUR (€)	Jun. 25, 2019 EUR (€)	Jun. 24, 2019 EUR (€)	May 21, 2019 EUR (€)	May 01, 2019 EUR (€)	Apr. 25, 2019 EUR (€) shares	Apr. 09, 2019 EUR (€) € / shares shares	Apr. 09, 2019 $ / shares	Mar. 29, 2019 EUR (€)	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2019 EUR (€) shares
Disclosure of classes of share capital [line items]
Equity at beginning of period																							€ (1,908,000)	€ 14,243,000	€ 43,922,000	€ 43,922,000
Subscription of warrants																							5,000	21,000	59,000
Capital increase						€ 180																	102,942,000	28,079,000
U.S. Initial public offering costs					€ (1,387,000)																		(10,700,000)	1,030,000	(1,030,000)
Exercise of founders warrants																								1,306,000
Issue of equity, price per share | € / shares																				€ 11.50
Equity at end of period												€ (1,908,000)											70,468,000	(1,908,000)	14,243,000	(1,908,000)
IPO initial deal, Euro
Disclosure of classes of share capital [line items]
Issue of equity, price per share | € / shares			€ 11.14
IPO initial deal, US Dollar
Disclosure of classes of share capital [line items]
Issue of equity, price per share | $ / shares				$ 13.50
IPO green shoe, US Dollar
Disclosure of classes of share capital [line items]
Issue of equity, price per share | $ / shares		$ 13.50
Share capital Ordinary shares
Disclosure of classes of share capital [line items]
Equity at beginning of period																							672,451.17	589,001.19	589,000	589,000
Capital increase					€ 99,000						€ 9,000									€ 77,000			361,000	77,000
Exercise of founders warrants													€ 2,000						€ 5,000					6,000
Equity at end of period												€ 672,451.17											€ 1,032,963.66	€ 672,451.17	€ 589,001.19	€ 672,451.17
Number of shares outstanding at beginning of period (in shares) | shares																							22,415,039	19,633,373	19,633,373	19,633,373
Capital increase (in shares) | shares					3,300,000	6,000					316,083									2,566,666			12,017,083	2,566,666
BSPCE exercise (in shares) | shares													55,000						160,000
Number of shares outstanding at end of period (in shares) | shares												22,415,039											34,432,122	22,415,039	19,633,373	22,415,039
Share capital Ordinary shares | IPO initial deal, Euro
Disclosure of classes of share capital [line items]
Capital increase			€ 56,000
Issue of equity, price per share | € / shares																				€ 11.14
Capital increase (in shares) | shares			1,855,000
Share capital Ordinary shares | IPO initial deal, US Dollar
Disclosure of classes of share capital [line items]
Capital increase			€ 163,000
Issue of equity, price per share | $ / shares																					$ 13.50
Capital increase (in shares) | shares			5,445,000
Share capital Ordinary shares | IPO green shoe, US Dollar
Disclosure of classes of share capital [line items]
Capital increase	€ 33,000
Issue of equity, price per share | $ / shares																					$ 13.50
Capital increase (in shares) | shares	1,095,000
Premiums related to share capital
Disclosure of classes of share capital [line items]
Equity at beginning of period																							€ 153,139,000	€ 122,799,000	€ 123,782,000	€ 123,782,000
Subscription of warrants							€ 1,000	€ 2,000	€ 1,000	€ 1,000				€ 5,000	€ 3,000	€ 3,000	€ 6,000	€ 3,000				€ (13,000)	5,000	8,000	47,000
Capital increase					€ 20,030,000						€ 0									€ 29,440,000			102,591,000	28,002,000
U.S. Initial public offering costs	€ (9,322,000)											€ 1,030,000								€ (1,438,000)				1,030,000	(1,030,000)
Exercise of founders warrants													€ 345,000						€ 955,000					1,300,000
Equity at end of period												€ 153,139,000											€ 255,735,000	€ 153,139,000	€ 122,799,000	€ 153,139,000
Premiums related to share capital | IPO initial deal, Euro
Disclosure of classes of share capital [line items]
Capital increase			€ 20,609,000
Premiums related to share capital | IPO initial deal, US Dollar
Disclosure of classes of share capital [line items]
Capital increase			€ 60,494,000
Premiums related to share capital | IPO green shoe, US Dollar
Disclosure of classes of share capital [line items]
Capital increase	€ 12,165,000